Consolidated statement of cash flows (Parenthetical) - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Condensed Cash Flow Statements, Captions [Line Items]
Cash inflow on derivative financial instruments	€ 39	€ 0
Cash and cash equivalents	5,824	6,612
Cash and cash equivalents presented in assets held for sale		274
Bank overdrafts	€ 174	€ 17
Assets and liabilities classified as held for sale | Vodafone Egypt
Condensed Cash Flow Statements, Captions [Line Items]
Proportion of ownership interest in subsidiary		55.00%